Condensed Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Proceeds from issuance of common stock and warrants, issuance costs	$ 2		$ 16	$ 27
Proceeds from the sale of convertible promissory notes, offering costs	$ 7		$ 7	$ 5